Investment Objectives and Goals	May 19, 2026
Portfolio Building Block World Ex US Industrials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block World EX US INDUSTRIALS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio Building Block World Ex US Industrials ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Global Industrials ex US Select Index (the “Index”).
Portfolio Building Block US Banks ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block US BANKS ETF- FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio Building Block US Banks ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA US Banking Select Index (the “Index”).
Portfolio Building Block World Consumer Staples ETF
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Building Block WORLD CONSUMER STAPLES ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio Building Block World Consumer Staples ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the BITA Global Consumer Staples Select Index (the “Index”).